Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Accounts receivable	$ 114	$ (42)
Inventories	(653)	37
Prepaid expenses and other	(39)	(12)
Accounts payable	160	274
Accrued salaries and wages	58	(8)
Other accrued liabilities	48	398
Income taxes payable	123	(22)
Changes in operating assets and liabilities	$ (189)	$ 625